SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
SHARE-BASED COMPENSATION

17.	SHARE-BASED COMPENSATION

2021 Stock Incentive Plan

Prior to the Business Combination, the Company maintained its 2009 Omnibus Equity Compensation Plan (the “2009 Plan” and together with the 2021 Plan, the “Plans”). Upon Closing of the Business Combination, awards under the 2009 Plan were converted at the exchange ratio calculated in accordance with the Business Combination Agreement and the 2021 Plan became effective. There are 6,007,718 shares of Common Stock authorized for issuance under the 2021 Plan, plus any shares of Common Stock subject to awards under the 2009 Plan that are forfeited or reacquired by the Company due to termination or cancellation. As of December 31, 2021, there were 11.5 million shares of Common Stock reserved under the Plans.

Share-based compensation is recognized as an expense on a straight-line basis over the requisite service period, which is generally the vesting period. Employee stock options (“stock options”) granted under the Plans generally vest ratably over a four-year period and expire on the tenth anniversary of their issuance. Restricted stock is Common Stock that is subject to a risk of forfeiture or other restrictions that will lapse upon satisfaction of specified performance conditions and/or the passage of time. Awards of restricted stock (“RSAs”) that vest only by the passage of time will generally vest one year following the Business Combination. RSUs represent the right to receive Common Stock upon satisfaction of the passage of time. Awards of RSUs that vest only by the passage of time will generally vest ratably over three years from the date of grant; however, the awards of RSUs granted to the MIP Participants in the Business Combination vest one year following the Closing of the Business Combination.

The following table summarizes the number of authorized, unissued shares of Common Stock, under the Plans, as of December 31, 2021:

Plans	Number of Shares
Total awards available to be issued	3,059,623
Total awards outstanding	8,452,376
Total Common Stock reserved for future issuance under employee stock plans	11,511,999

The following table summarizes share-based compensation expense for the years ended December 31, 2021 and 2020 (in thousands):

	December 31,
	2021	2020
Research and development	$1,812	$854
Sales and marketing	1,925	561
General and administrative	6,759	1,172
Cost of sales	81	56
Total share-based compensation	$10,577	$2,643

Common Stock Options

The value of each stock option grant is estimated on the grant date using the Black-Scholes option pricing model (“BSM”). The option pricing model requires the input of highly subjective assumptions, as detailed below:

●	Grant date fair value: the Company uses the closing market price of its Common Stock at the grant date;

●	Expected volatility: since the Company has limited historical basis for determining its own volatility, the expected volatility assumption was based on the average historical volatility of a representative peer group, which includes the consideration of the peer company’s industry, market capitalization, state of life cycle, and capital structure;

●	Risk-free interest rates: based upon observed interest rates appropriate for the term of the Company’s stock options;

●	Expected term: estimated based on the Company’s prior five years of historical data regarding expired, forfeited or if applicable, exercise behavior; and

●	Expected dividend yield: based on the Company’s history and expectation of no dividend payouts.

The Company used the following assumptions for the BSM to determine the fair value of the stock options granted during the years ended December 31, 2021 and 2020:

	Year Ended December 31,
	2021	2020
Weighted-average grant date price of our common stock (per share)	$3.99	$12.78
Risk-free interest rate	1.19%	0.55%
Expected volatility	33.0%	68.0%
Expected term (in years)	5	5
Expected dividend yield	—%	—%

The following table sets forth the activity for all stock options:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Weighted-Average Grant Date Fair Value
Outstanding, December 31, 2020	5,500,135	$3.99	6.79	$2.37
Granted	498,164	6.36		3.99
Exercised	(327,954)	3.28		1.62
Forfeited	(96,167)	5.39		2.88
Expired	(84,686)	3.31		1.72
Outstanding, December 31, 2021(a)	5,489,492	$4.23	6.05	$2.27
Exercisable, December 31, 2021(b)	3,939,056	$3.85	5.24	$1.98

(a)	The aggregate intrinsic value of all stock options outstanding as of December 31, 2021 was $2.2 million.
(b)	The aggregate intrinsic value of all vested/exercisable stock options as of December 31, 2021 was $2.2 million.

As of December 31, 2021, there was $3.6 million of unrecognized compensation expense related to stock options to be recognized over a weighted average period of 2.15 years.

Restricted Stock Awards

The following table sets forth the activity for all RSAs:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding (nonvested), December 31, 2020	337,187	$3.83
Granted	371,037	9.51
Forfeited	(356,393)	4.04
Outstanding (nonvested), December 31, 2021	351,831	$9.63

As of December 31, 2021, there was $2.1 million of unrecognized compensation expense related to RSAs to be recognized over a weighted average period of 0.62 years.

Restricted Stock Units

As part of the consideration in the Business Combination, RSUs with respect to 1,750,000 shares of Common Stock were granted to the participants in Legacy Airspan’s MIP. For the RSUs granted to MIP Participants, the weighted average grant date fair value was $9.75 per share. The RSUs granted in connection with the MIP vest one year after the date of the grant.

The following table sets forth the activity for all RSUs:

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding (nonvested), December 31, 2020	—	$—
Granted	2,964,884	8.60
Forfeited	(2,000)	6.94
Outstanding (nonvested), December 31, 2021	2,962,884	$8.60

Because the Company maintained a full valuation allowance on its U.S. deferred tax assets, it did not recognize any tax benefit related to share-based compensation expense for the years ended December 31, 2021 and 2020. As of December 31, 2021, there was $18.2 million of unrecognized compensation expense related to RSUs to be recognized over a weighted average period of 2.15 years.